Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of basic and diluted loss per common stock

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Interest income on restricted cash equivalents held in Trust Account	$272,160	$5,771	$1,124,619	$6,704
Gain on marketable securities (net), and dividends held in Trust Account	—	1,452,219	—	2,157,433
Expenses available to be paid with interest income from Trust	(48,324)	(348,286)	(48,319)	(536,134)
Net income available to holders of Class A common stock	223,836	1,109,704	1,076,300	1,628,003

Net (loss) income	(4,755)	852,775	617,620	1,177,769
Less: Income attributable to Class A common stock	(223,836)	(1,109,704)	(1,076,300)	(1,628,003)
Net loss attributable to holders of Class B common stock	$(228,591)	$(256,929)	$(458,680)	$(450,234)

Weighted average shares outstanding of Class A common stock	23,000,000	23,000,000	23,000,000	22,848,921
Basic and diluted net income per share, Class A	$0.01	$0.05	$0.05	$0.07
Weighted average shares outstanding of Class B common stock	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net loss per share, Class B	$(0.04)	$(0.04)	$(0.08)	$(0.08)

		For the period from
	For the year ended	October 22, 2018 (date of inception)
	December 31, 2019	to December 31, 2018
Interest income on restricted cash equivalents held in Trust Account	$398,809	$—
Gain on marketable securities (net), and dividends held in Trust Account	3,565,051	—
Expenses available to be paid with interest income from Trust	(997,313)	—
Net income available to holders of Class A common stock	2,966,547	—

Net income (loss)	2,086,083	$(2,555)
Less: Income attributable to Class A common stock	(2,966,547)	—
Net loss attributable to holders of Class B common stock	$(880,464)	$(2,555)

Weighted average shares outstanding of Class A common stock	22,934,985	—
Basic and diluted net income per share, Class A	$0.13	$—
Weighted average shares outstanding of Class B common stock	5,750,000	5,000,000
Basic and diluted net loss per share, Class B	$(0.15)	$—

Schedule of reconciliation of cash and cash equivalents

	June 30, 2020	December 31, 2019
Cash	$712,980	$1,175,207
Restricted cash equivalents held in Trust Account	234,150,965	233,232,730
Total cash and restricted cash equivalents held in Trust Account shown in the statement of cash flows	$234,863,945	$234,407,937

	December 31,
	2019	2018
Cash	$1,175,207	$37,044
Restricted cash equivalents held in Trust Account	233,232,730	—
Total cash and restricted cash equivalents held in Trust Account shown in the statement of cash flows	$234,407,937	$37,044